Net Revenues - Geographical Distribution (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical distribution of net consolidated revenues
Net revenue	€ 5,098,691	€ 4,486,724	€ 4,318,073
USA and Canada
Geographical distribution of net consolidated revenues
Net revenue	3,390,811	2,974,429	2,896,505
Spain
Geographical distribution of net consolidated revenues
Net revenue	268,287	264,913	242,894
European Union
Geographical distribution of net consolidated revenues
Net revenue	588,375	535,361	444,089
Rest of the world
Geographical distribution of net consolidated revenues
Net revenue	€ 851,218	€ 712,021	€ 734,585